Description of the Plan (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) year	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Employer contribution, maximum participant compensation matched, amount per participant	$ 16,000
EBP 004
EBP, Description of Plan [Line Items]
Eligibility requirements, notification period	30 days
Employer contribution maximum vesting age | year	65
Maximum amount a participant can transfer of account balance	50.00%
Participant contribution, pretax, maximum annual compensation to total compensation, percentage	75.00%
Maximum participant contribution, after-tax	$ 25,000	$ 25,000
Participant contribution, automatic, annual increase deferral rate	1.00%
Employer contribution, matching percentage	100.00%
Employer contribution, participant compensation matched, percentage	7.00%
Employer contribution, basic company contribution to each participant with eligible base pay less than threshold	$ 750
Employer contribution, basic company contribution, eligible base pay threshold	$ 100,000
Employer contribution, basic company contribution, service requirement for eligibility	1 year
Employer contribution vesting service period	3 years
Employer contribution vesting percentage	100.00%
Forfeited nonvested account	$ 9,362,425	$ 9,612,624
General purpose loan, basis spread on variable rate	1.00%	1.00%
Primary residence loan, basis spread on variable rate	1.00%	1.00%
Note receivable from participant, account, maximum borrowing, amount	$ 50,000
Note receivable from participant, account, maximum borrowing, to total account, percentage	50.00%
Participant, payment of benefits, quarterly installment duration option	10 years
Involuntary cash-out limit	$ 1,000
EBP 004 | EBP, Basic Company Contributions
EBP, Description of Plan [Line Items]
Employer contribution vesting service period	3 years
EBP 004 | Minimum
EBP, Description of Plan [Line Items]
Participant contribution, automatic, deferral rate	7.00%
Plan restrictions, buy and sell duration	15 days
Note receivable from participant, general loan, borrowing term	12 months
Note receivable from participant, primary residence loan, borrowing term	49 months
EBP 004 | Maximum
EBP, Description of Plan [Line Items]
Participant contribution, automatic, deferral rate	10.00%
Plan restrictions, buy and sell duration	60 days
Note receivable from participant, general loan, borrowing term	48 months
Note receivable from participant, primary residence loan, borrowing term	120 months